Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net loss	$ (5,010)	$ (8,659)
Adjustments for:
Depreciation of property and equipment	4,066	4,495
Depreciation of right-of-use assets	2,564	2,870
Income tax recovery	(1,333)	(840)
Income tax refunds		662
Income taxes paid	(2,325)
Share-based compensation expense	2,908	2,983
Unrealized foreign exchange loss	(50)	75
Accretion expense	301	394
Loss on disposal of property and equipment	220	393
Loss on change in fair value of consideration payable	0	202
Loss on sale, divestiture of subsidiary	99	0
Changes in working capital
Trade and other receivables	5,822	3,309
Inventories	3,651	3,202
Sales tax receivable	254	(212)
Contract assets	973	776
Other assets	197	509
Sales tax payable	(1,920)	88
Accounts payable and accrued liabilities	(4,581)	(2,627)
Provisions	(233)	168
Other non current liabilities	691	566
Contract liabilities	(2,922)	(1,897)
Net cash provided by operating activities	41,786	44,246
Investing activities
Purchase of property and equipment	(2,391)	(4,130)
Development costs	(6,448)	(6,782)
Net cash flows used in investing activities	(8,839)	(10,912)
Financing activities
Repayments of operating facility and loan	(29,925)	(23,000)
Repayment of lease obligations on right-of-use assets	(2,924)	(3,163)
Payment of consideration payable	0	(2,096)
Common shares purchased and canceled	(2,835)	0
Net cash flows used in financing activities	(35,684)	(28,259)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(2,737)	5,075
Cash and cash equivalents, beginning of the year	16,231	11,156
Cash and cash equivalents, end of the year	13,494	16,231
Intangible
Adjustments for:
Amortization	$ 32,768	$ 33,309